Risk management and financial instruments (Carrying value and estimated fair value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value
Derivative [Line Items]
Cash and cash equivalents	$ 767.6	$ 319.0
Other external debt facilities	581.8	697.6
Carrying Value
Derivative [Line Items]
Cash and cash equivalents	767.6	319.0
Other external debt facilities	621.4	697.6
Seadrill | Fair Value
Derivative [Line Items]
Amended senior secured credit facility	1,925.2	1,174.2
Long-term debt to related party	153.3	306.0
Seadrill | Carrying Value
Derivative [Line Items]
Amended senior secured credit facility	2,865.7	2,894.7
Long-term debt to related party	$ 160.3	$ 306.0